Loans And Debentures - Schedule of Restrictive Covenants (Details)	12 Months Ended
Dec. 31, 2025
Eurobonds CEMIG GT [Member]
IfrsStatementLineItems [Line Items]
Compliance required	Annual
9th Debenture Issue [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Title	9th Debenture Issue(1)
Covenant	Net debt / Adjusted Ebitda (2)	[1]
Ratio required Issuer	3.5 or less
Ratio required cemig	3.0 from Dec. 31, 2022 to June 30, 2026 and 3.5 from Dec. 31, 2026 onwards
Compliance required	Semi-annual
10th Debenture Issue [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Title	10th Debenture Issue
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Ratio required cemig	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to December 31, 2029; Less than or equal to 4.0 from December 31, 2029 onwards
Compliance required	Semi-annual
11th Debenture Issue [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Title	11th Debenture Issue
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Ratio required cemig	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from (inclusive) July 1, 2026 to (inclusive) December 31, 2029; Less than or equal to 4.0 from December 31, 2029 onwards
Compliance required	Semi-annual
US$ Loan [Member] | CEMIG Geracao e Transmissao [member]
IfrsStatementLineItems [Line Items]
Title	US$ Loan
Covenant	Net Debt/Adjusted EBITDA (3) (4)	[2]
Ratio required Issuer	3.5 or less
Ratio required cemig	3.5 or less
Compliance required	Semi-annual
7th and 8th Debentures Issuance [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	7th and 8th Debentures Issuance
Covenant	Net debt / Adjusted Ebitda (2)	[1]
Ratio required Issuer	3.5 or less
Ratio required cemig	3.0 or less
Compliance required	Semi-annual
9th Debentures Issuance [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debentures Issuance
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less
Ratio required cemig	3.0 or less
Compliance required	Semi-annual
9th Debentures Issuance [Member] | Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debentures Issuance
Covenant	Ebitda/Net financial income'Net debt / Ebitda
Ratio required Issuer	1.3 or more3.0 or less
Ratio required cemig
Compliance required	Annual
10th Debentures Issue [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	10th Debentures Issue
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less from June 30, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Ratio required cemig	3.0 or less up to June 30, 20263.5 or less from July 1, 2026 to June 30, 20294.0 or less from June 30, 2029 onwards
Compliance required	Semi-annual
11th Debentures Issue [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	11th Debentures Issue
Covenant	Net debt / Ebitda
Ratio required Issuer	3.5 or less from December 31, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards
Ratio required cemig	3.0 or less up to June 30, 20263.5 or less from July 1, 2026 to June 30, 20294.0 or less from June 30, 2029 onwards
Compliance required	Semi-annual
12th Debentures Issue [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	12th Debentures Issue
Covenant	Net debt / Ebitda
Ratio required Issuer	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Ratio required cemig	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Compliance required	Semi-annual
13th Debentures Issue [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	13th Debentures Issue
Covenant	Net debt / Ebitda
Ratio required Issuer	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Ratio required cemig	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards
Compliance required	Semi-annual
14th Debentures Issue [Member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Title	14th Debentures Issue
Covenant	Net debt / Ebitda
Ratio required Issuer	Less than or equal to 3.5 from (inclusive) June 30, 2029 onwards; Less than or equal to 4.0 from (exclusive) June 30, 2029 onwards
Ratio required cemig	Less than or equal to 3.0 up to and including June 30, 2026; Less than or equal to 3.5 from (inclusive) July 1, 2026 to (inclusive) June 30, 2029; Less than or equal to 4.0 from (exclusive) June 30, 2029 onwards
Compliance required	Semi-annual
8th Debentures Issuance [Member] | Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	8th Debentures Issuance (5)	[3]
Covenant	Ebitda/Debt servicingNet debt / Ebitda (2)	[1]
Ratio required Issuer	1.3 or more3.0 or less
Ratio required cemig
Compliance required	Annual
10th Debentures Issuance [Member] | Gasmig [Member]
IfrsStatementLineItems [Line Items]
Title	10th Debentures Issuance
Covenant	Ebitda/Net financial income'Net debt / Ebitda
Ratio required Issuer	1.3 or more3.0 or less
Ratio required cemig
Compliance required	Annual

[1]

Adjusted EBITDA corresponds to earnings before interest, income tax and social contribution, depreciation and amortization, minus extraordinary results, any non‑monetary credits and gains that increase net income to the extent they are non‑recurring, and any cash payments made on a consolidated basis during that period referring to non‑monetary charges that were added back in the determination of EBITDA in any prior period, and plus non‑monetary expenses and non‑monetary charges to the extent they are non‑recurring.

[2]

Net Debt corresponds to the balance of Borrowings, Financings and Debentures, plus the debts owed to Forluz, minus (i) total Cash, Cash Equivalents and Marketable Securities, (ii) positive CVA balances, and (iii) the hedge position related to the principal of the debt.

[3]	Failure to comply with the covenants results in a non‑automatic acceleration event. If acceleration is declared by the debenture holders, Gasmig must make the payment after receiving the notification.